Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows - operating activities
Net Loss for the period	$ (18,022)	$ (18,524)	$ (423)
Adjustments:
Depreciation and amortization	680	213	21
Change in fair value of derivative	(316)	(36)	14
Change in fair value of other investment	(193)	(74)	0
Changes in net foreign exchange expenses	1,279	0	0
Share-based payment expenses	3,965	3,958	0
Public listing expenses	0	10,164	0
Changes in asset and liability items:
Decrease (increase) in receivables	(2,351)	5	(36)
Increase (decrease) in trade payables	(97)	126	66
Increase (decrease) in other payables	1,095	336	185
Net cash from (used in) operating activities	(13,960)	(3,832)	(173)
Cash flows - investment activities
Acquisition of fixed assets	(1,828)	(681)	(126)
Decrease (increase) of restricted deposit	(337)	(6)	(41)
Loan provided	(367)	0	(86)
Acquisition of other investments, net of cash acquired	(6,808)	(1,188)	0
Net cash used in investing activities	(9,340)	(1,875)	(253)
Cash flows - financing activities
Proceeds from issuance of shares and warrants	29,281	14,887	1,670
Issuance costs	(3,283)	(819)	(8)
Repayment of liability for lease	(346)	(140)	(14)
Proceeds on account of other investment	149	71	0
Proceeds on account of capital issuance	0	222	0
Proceeds with regard to derivative	0	348	0
Proceeds from exercise of share options	3,222	2,776	0
Net cash from financing activities	29,023	17,345	1,648
Increase in cash and cash equivalents	5,723	11,638	1,222
Effect of exchange differences on cash and cash equivalents	(103)	644	21
Cash and cash equivalents at the beginning of the period:	13,556	1,274	31
Cash balance and cash equivalents at end of period	19,176	13,556	1,274
Non cash activities
Purchase of fixed assets	57	143	1
Issue of shares and options against intangible asset	$ 6,332	$ 0	$ 222